Sanford C. Bernstein Fund, Inc.

Schedule of Investments

California Municipal Portfolio

June 30, 2022 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 93.9%
Long-Term Municipal Bonds – 91.5%
California – 77.7%
Anaheim Housing & Public Improvements Authority (City of Anaheim CA Electric System Revenue) Series 2020 2.792%, 10/01/2032	$3,850	$3,386,761
Bay Area Toll Authority Series 2021 0.053% (MUNIPSA + 0.30%), 04/01/2056(a)	5,000	4,833,807
0.054% (MUNIPSA + 0.41%), 04/01/2056(a)	9,215	8,906,664
0.32% (MUNIPSA + 0.28%), 04/01/2056(a)	5,000	4,973,151
Bay Area Water Supply & Conservation Agency Series 2013-A 5.00%, 10/01/2025	4,710	4,824,376
Series 2023 5.00%, 10/01/2029-10/01/2034(b)	13,050	14,581,953
California Community Choice Financing Authority (Morgan Stanley) Series 2021-B 4.00%, 02/01/2052	5,405	5,401,072
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2043(c)	3,255	2,671,871
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021-A 4.00%, 08/01/2047(c)	5,000	3,823,577
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 4.00%, 08/01/2046(c)	2,500	1,974,632
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 4.00%, 02/01/2050(c)	4,000	3,096,962
California County Tobacco Securitization Agency Series 2020-A 4.00%, 06/01/2037-06/01/2038	1,510	1,462,329
5.00%, 06/01/2027-06/01/2032	2,700	2,910,383
California Educational Facilities Authority (University of the Pacific) Series 2015 5.00%, 11/01/2028	1,545	1,647,560
California Enterprise Development Authority (Rocketship Education Obligated Group) Series 2022 4.00%, 06/01/2027-06/01/2031(c)	3,125	2,983,228

	Principal Amount (000)	U.S. $ Value

California Health Facilities Financing Authority (Cedars-Sinai Medical Center) Series 2015 5.00%, 11/15/2027-11/15/2029	$19,500	$20,960,006
California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2017-A 5.00%, 08/15/2032	1,215	1,272,531
California Health Facilities Financing Authority (CommonSpirit Health) Series 2020-A 5.00%, 04/01/2032-04/01/2034	5,650	6,169,292
California Health Facilities Financing Authority (Kaiser Foundation Hospitals) Series 2017-P 5.00%, 11/01/2032	9,245	9,344,571
California Health Facilities Financing Authority (Sutter Health Obligated Group) Series 2018-A 5.00%, 11/15/2023-11/15/2029	11,365	12,181,776
California Housing Finance Agency Series 2019-2 4.00%, 03/20/2033	11,092	10,965,401
Series 2021-1, Class A 3.50%, 11/20/2035	9,819	9,162,096
Series 2021-2 0.823%, 03/25/2035	4,000	236,734
Series 2021-3, Class A 3.25%, 08/20/2036	1,983	1,805,557
California Infrastructure & Economic Development Bank Series 2022 0.85%, 01/01/2050 (Pre-refunded/ETM)(c)	10,000	9,866,665
California Infrastructure & Economic Development Bank (California Academy of Sciences) Series 2021 0.39% (MUNIPSA + 0.35%), 08/01/2047(a)	8,700	8,595,677
California Infrastructure & Economic Development Bank (California Infrastructure & Economic Development Bank SRF) Series 2017 5.00%, 10/01/2024	5,000	5,334,831
Series 2018 5.00%, 10/01/2032	13,965	15,603,639
California Infrastructure & Economic Development Bank (Segerstrom Center for the Arts) Series 2016 5.00%, 07/01/2026	2,370	2,566,576
Series 2016-B 5.00%, 07/01/2023	12,760	13,148,092

	Principal Amount (000)	U.S. $ Value

California Municipal Finance Authority (Emerson College) Series 2017-B 5.00%, 01/01/2030	$1,000	$1,055,824
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) Series 2018 5.00%, 12/31/2023-12/31/2031	15,730	16,556,440
California Municipal Finance Authority (United Airlines, Inc.) Series 2019 4.00%, 07/15/2029	8,250	7,775,390
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 07/01/2027(c)	3,195	3,215,532
Series 2019 5.00%, 07/01/2024-07/01/2029(c)	4,735	4,951,686
California Public Finance Authority (California University of Science & Medicine Obligated Group) Series 2019 6.25%, 07/01/2054(c)	1,500	1,628,650
California School Finance Authority (Kipp SoCal Public Schools Obligated Group) Series 2020-A 4.00%, 07/01/2040(c)	800	746,434
California School Finance Authority (Rocketship Education Obligated Group) Series 2015-A 4.25%, 03/01/2028(c)	1,120	1,130,328
Series 2016-A 5.00%, 06/01/2031(c)	1,000	1,023,003
California State Public Works Board (California State Public Works Board Lease) Series 2014-A 5.00%, 09/01/2030	11,220	11,824,811
Series 2014-B 5.00%, 10/01/2029	4,445	4,695,478
Series 2017-H 5.00%, 04/01/2030-04/01/2032	5,270	5,759,891
Series 2021-B 5.00%, 05/01/2034	1,675	1,906,083
California State University Series 2014 5.00%, 11/01/2028 (Pre-refunded/ETM)	280	298,372
Series 2017-A 5.00%, 11/01/2033	5,620	6,100,944
Series 2020-A 5.00%, 11/01/2030-11/01/2031	1,000	1,141,663
Series 2020-D 1.49%, 11/01/2028	1,500	1,293,825
Series 2021-B 2.274%, 11/01/2034	7,000	5,635,401

	Principal Amount (000)	U.S. $ Value

California Statewide Communities Development Authority (CHF-Irvine LLC) Series 2017-A 5.00%, 05/15/2029	$1,210	$1,282,106
California Statewide Communities Development Authority (Emanate Health Obligated Group) Series 2020-A 5.00%, 04/01/2027-04/01/2028	1,255	1,366,191
California Statewide Communities Development Authority (Kaiser Foundation Hospitals) Series 2019-P 5.00%, 04/01/2045	540	612,144
California Statewide Communities Development Authority (Lancer Educational Housing LLC) Series 2019 5.00%, 06/01/2039(c)	675	687,193
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2014 5.25%, 12/01/2034	4,500	4,554,359
Series 2018-A 5.00%, 12/01/2027-12/01/2033(c)	1,250	1,267,240
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.00%, 07/01/2024-07/01/2029(c)	1,065	1,037,420
City & County of San Francisco CA Series 2018-C 5.00%, 06/15/2023-06/15/2025	7,330	7,667,872
Series 2018-E 5.00%, 06/15/2023	1,490	1,537,071
City & County of San Francisco CA (City & County of San Francisco CA COP) Series 2015-R 5.00%, 09/01/2024	3,970	4,115,323
City of Hayward CA (City of Hayward CA COP) Series 2015 5.00%, 11/01/2023	3,000	3,127,392
City of Los Angeles Department of Airports Series 2017-A 5.00%, 05/15/2028-05/15/2029	4,015	4,369,080
Series 2018 5.00%, 05/15/2031-05/15/2035	4,190	4,570,916
Series 2018-B 5.00%, 05/15/2027	2,195	2,421,718
Series 2018-C 5.00%, 05/15/2025-05/15/2028	5,145	5,586,787
Series 2019 4.00%, 05/15/2044	4,205	4,039,520
5.00%, 05/15/2030	8,020	8,889,830
Series 2019-A 5.00%, 05/15/2038	4,315	4,592,628
Series 2020-C 5.00%, 05/15/2026-05/15/2039	14,260	15,631,203

	Principal Amount (000)	U.S. $ Value

Series 2021-A 5.00%, 05/15/2030-05/15/2035	$3,705	$4,113,039
Series 2021-D 4.00%, 05/15/2040	2,165	2,121,819
Series 2022 4.00%, 05/15/2036-05/15/2041	2,400	2,362,549
Series 2022-A 4.00%, 05/15/2041	6,160	6,011,930
City of Riverside CA Sewer Revenue Series 2015-A 5.00%, 08/01/2027-08/01/2030	5,320	5,707,416
Series 2018-A 5.00%, 08/01/2031	2,785	3,115,025
City of Roseville CA (Fiddyment Ranch Community Facilities District No.1) Series 2017 5.00%, 09/01/2028-09/01/2030	2,305	2,448,488
City of Roseville CA (HP Campus Oaks Community Facilities District No.1) Series 2016 5.00%, 09/01/2031	995	1,037,947
City of San Jose CA Airport Revenue (Norman Y Mineta San Jose International Airport SJC) Series 2014-A 5.00%, 03/01/2025	3,600	3,736,961
CMFA Special Finance Agency VII (CMFA Special Finance Agency VII The Breakwater Apartments) Series 2021 4.00%, 08/01/2047(c)	4,000	3,050,174
CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 4.00%, 08/01/2047(c)	3,315	2,582,543
Contra Costa Transportation Authority Sales Tax Revenue Series 2017-A 5.00%, 03/01/2030	1,250	1,377,457
Coronado Community Development Agency Successor Agency Series 2018-A 5.00%, 09/01/2033	4,070	4,298,045
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.35%, 04/01/2047(c)	4,000	3,224,998
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.60%, 05/01/2047(c)	1,500	1,212,368

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(c)	$4,000	$3,034,697
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 3.50%, 10/01/2046(c)	5,000	3,893,886
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments) Series 2021-A1 2.875%, 08/01/2041(c)	3,870	3,349,188
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.375%, 07/01/2043(c)	1,000	820,911
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 3.20%, 09/01/2046(c)	5,000	3,845,188
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 2.65%, 12/01/2046(c)	2,490	1,959,307
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 3.50%, 05/01/2047(c)	2,000	1,653,010
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A 3.10%, 07/01/2045(c)	3,000	2,273,798
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 4.00%, 10/01/2048(c)	4,000	2,949,035
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(c)	1,500	1,072,585
Fontana Redevelopment Agency Successor Agency Series 2017-A 5.00%, 10/01/2031	1,750	1,933,721
Fremont Community Facilities District No. 1 Series 2015 5.00%, 09/01/2027	1,000	1,052,330

	Principal Amount (000)	U.S. $ Value

Golden State Tobacco Securitization Corp. Series 2021 3.115%, 06/01/2038	$2,500	$2,097,752
1.85%, 06/01/2031	1,205	1,179,313
3.85%, 06/01/2050	5,000	4,505,599
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization Corp. Lease) Series 2021 1.40%, 06/01/2025	2,900	2,699,521
Lake Elsinore Public Financing Authority Series 2015 5.00%, 09/01/2023	630	647,931
Long Beach Bond Finance Authority (Aquarium of the Pacific) Series 2012 5.00%, 11/01/2023	4,025	4,036,927
Long Beach Unified School District Series 2010-A 5.00%, 08/01/2025	1,000	1,002,642
Los Angeles Department of Water & Power Power System Revenue Series 2013-A 5.00%, 07/01/2023	2,500	2,541,210
Series 2014-B 5.00%, 07/01/2026-07/01/2027	3,790	3,952,639
Series 2014-C 5.00%, 07/01/2025-07/01/2026	21,670	22,929,405
Series 2015-E 5.00%, 07/01/2025	820	867,656
Series 2019-B 5.00%, 07/01/2023	14,750	15,236,954
Series 2022 5.00%, 07/01/2042	3,000	3,354,755
Series 2022-B 5.00%, 07/01/2036-07/01/2040	5,800	6,623,555
Los Angeles Department of Water & Power System Revenue Series 2021-B 5.00%, 07/01/2041	4,800	5,352,708
Los Angeles Department of Water & Power Water System Revenue Series 2012-C 5.00%, 07/01/2023	1,540	1,540,000
Series 2018-A 5.00%, 07/01/2031	1,345	1,504,356
Series 2021-B 5.00%, 07/01/2040	1,875	2,091,813
Los Angeles Unified School District/CA Series 2014-C 5.00%, 07/01/2023-07/01/2027	14,225	14,914,909
Series 2016-A 5.00%, 07/01/2027	18,645	20,070,434
Series 2017-A 5.00%, 07/01/2023-07/01/2024	8,375	8,688,589
Series 2018-B 5.00%, 07/01/2029	9,020	10,102,431
Series 2018-M 3.00%, 07/01/2023	1,550	1,570,730
Series 2020-R 4.00%, 07/01/2044	4,500	4,442,495
5.00%, 07/01/2032	3,945	4,480,891

	Principal Amount (000)	U.S. $ Value

Mammoth Unified School District/CA NATL Series 1998 Zero Coupon, 08/01/2022	$1,000	$998,997
Metropolitan Water District of Southern California Series 2021-D 1.05% (MUNIPSA + 0.14%), 07/01/2037(a)	2,900	2,892,873
Middle Fork Project Finance Authority Series 2020 5.00%, 04/01/2033-04/01/2035	3,900	4,212,237
Natomas Unified School District BAM Series 2014 5.00%, 08/01/2022-08/01/2023	4,950	5,023,919
Newport Mesa Unified School District Series 2020 5.00%, 08/01/2022-08/01/2024	2,965	3,067,220
Northern California Power Agency Series 2012-A 5.00%, 07/01/2025-07/01/2027	3,980	3,980,000
Oakland Unified School District/Alameda County Series 2015-A 5.00%, 08/01/2023	1,575	1,629,850
Series 2016 5.00%, 08/01/2030	1,420	1,532,509
Palm Desert Redevelopment Agency Successor Agency BAM Series 2017-A 5.00%, 10/01/2024	1,000	1,056,800
Peralta Community College District Series 2014-A 5.00%, 08/01/2028	1,820	1,919,016
Pittsburg Successor Agency Redevelopment Agency AGM Series 2016-A 5.00%, 09/01/2027	2,785	3,027,034
Port of Los Angeles Series 2014-A 5.00%, 08/01/2026-08/01/2027	2,565	2,687,927
Port of Oakland Series 2017 5.00%, 11/01/2022 (Pre-refunded/ETM)	255	257,872
5.00%, 11/01/2022	960	970,873
Regents of the University of California Medical Center Pooled Revenue Series 2022 5.00%, 05/15/2040	10,000	11,101,281
Riverside County Public Financing Authority Series 2015 5.00%, 11/01/2028 (Pre-refunded/ETM)	3,395	3,707,475
Romoland School District Series 2015 5.00%, 09/01/2023	955	979,975
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 1.629% (LIBOR 3 Month + 0.57%), 06/01/2039(a)	5,700	5,053,564

	Principal Amount (000)	U.S. $ Value

Sacramento Municipal Utility District Series 2012-Y 5.00%, 08/15/2025	$4,555	$4,574,141
San Diego Association of Governments (State of California DOT Fed Hwy Grant) Series 2019 1.80%, 11/15/2027	3,200	3,019,722
San Francisco City & County Public Utilities Commission Wastewater Revenue Series 2013-B 5.00%, 10/01/2025	4,000	4,035,210
San Francisco City & County Redevelopment Agency Successor Agency (Mission Bay South Public Imp) Series 2013-A 5.00%, 08/01/2022-08/01/2024	2,500	2,504,658
San Francisco City & County Redevelopment Agency Successor Agency (Successor Agency to the Redev of San Francisco - Mission Bay South) Series 2016-B 5.00%, 08/01/2026	1,070	1,175,341
San Francisco Intl Airport Series 2019-A 5.00%, 05/01/2034	11,015	11,773,064
Series 2019-E 5.00%, 05/01/2034-05/01/2036	10,110	10,767,209
Series 2019-H 5.00%, 05/01/2027	5,500	5,989,303
Series 2020-E 5.00%, 05/01/2037	3,815	4,059,259
Series 2021-A 5.00%, 05/01/2036	1,950	2,101,284
Series 2022-C 2.583%, 05/01/2030	1,625	1,445,118
San Joaquin Delta Community College District Series 2015-A 5.00%, 08/01/2022	1,385	1,388,834
San Mateo Joint Powers Financing Authority (County of San Mateo CA Lease) Series 2019-A 5.00%, 07/15/2022-07/15/2026	20,760	21,914,899
Saugus/Hart School Facilities Financing Authority (Saugus Union School District Community Facilities District No. 06-01) Series 2016 5.00%, 09/01/2029-09/01/2030	2,365	2,467,560
Southern California Public Power Authority (Los Angeles Department of Water & Power PWR) Series 2014-A 5.00%, 07/01/2030	1,030	1,085,315
Southwestern Community College District Series 2015 5.00%, 08/01/2022-08/01/2025	13,640	14,290,043
State of California Series 2013 5.00%, 09/01/2028	8,890	9,196,725
Series 2014 5.00%, 12/01/2022-05/01/2029	18,665	19,191,294

	Principal Amount (000)	U.S. $ Value

Series 2015-B 5.00%, 09/01/2024	$3,330	$3,540,600
Series 2017 5.00%, 08/01/2024	5,540	5,878,459
Series 2018 5.00%, 10/01/2022	5,000	5,046,446
Series 2019 5.00%, 04/01/2031-04/01/2037	14,295	16,146,927
Series 2020 5.00%, 03/01/2031-03/01/2032	11,145	12,921,164
Series 2022 4.00%, 04/01/2042	6,380	6,385,754
5.00%, 04/01/2031-04/01/2042	5,880	6,460,746
Stockton Unified School District Series 2016 5.00%, 08/01/2028	7,770	8,430,609
Sweetwater Union High School District BAM Series 2014 5.00%, 08/01/2028-08/01/2029	7,980	8,414,148
Series 2016 5.00%, 08/01/2030	3,205	3,433,841
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization Corp.) Series 2021 4.00%, 06/01/2034-06/01/2040	4,375	4,213,674
5.00%, 06/01/2026-06/01/2032	6,880	7,358,607
Transbay Joint Powers Authority (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Rev) Series 2020 5.00%, 10/01/2031-10/01/2038	4,650	5,180,357
University of California Series 2013-A 5.00%, 05/15/2048	9,785	10,045,907
Series 2014-A 5.00%, 05/15/2028	1,000	1,052,159
Series 2015-A 5.00%, 05/15/2024	2,280	2,409,653
Series 2017-A 5.00%, 05/15/2028-05/15/2031	6,465	7,159,274
Series 2017-M 5.00%, 05/15/2031	4,000	4,394,050
Series 2018-O 4.00%, 05/15/2025	8,320	8,753,696
Series 2020-B 5.00%, 05/15/2034-05/15/2035	17,000	19,324,580
Series 2021-Q 4.00%, 05/15/2040	7,750	7,721,256
Series 2022-S 5.00%, 05/15/2033	2,000	2,337,740
Vacaville Unified School District BAM Series 2015-C 5.00%, 08/01/2022	1,000	1,002,783

		902,151,979

	Principal Amount (000)	U.S. $ Value

Alabama – 2.1%
Southeast Alabama Gas Supply District (The) (Morgan Stanley) Series 2018-A 4.00%, 06/01/2049	$24,615	$24,856,365

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 6.50%, 09/01/2028(c)	735	822,135

Colorado – 0.3%
City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032	3,000	2,990,260

Florida – 0.1%
Capital Trust Agency, Inc. (Franklin Academy Obligated Group) Series 2020 5.00%, 12/15/2026(c)	100	102,376
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2033	175	110,728
County of Osceola FL Transportation Revenue Series 2020-A Zero Coupon, 10/01/2030-10/01/2034	955	582,804
New River Community Development District Series 2006-B 5.00%, 05/01/2013(d) (e) (f) (g)	405	0
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2020 2.625%, 06/01/2025	535	507,811

		1,303,719

Georgia – 0.2%
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2032-01/01/2036	2,300	2,438,973

Guam – 1.7%
Antonio B Won Pat International Airport Authority Series 2021-A 2.899%, 10/01/2027	625	570,973
3.489%, 10/01/2031	500	443,407
Guam Department of Education (Guam Department of Education COP) Series 2020 4.25%, 02/01/2030	1,500	1,456,790
5.00%, 02/01/2040	1,090	1,086,297
Guam Power Authority Series 2022-A 5.00%, 10/01/2023-10/01/2028(b)	5,000	5,266,826

	Principal Amount (000)	U.S. $ Value

Territory of Guam Series 2019 5.00%, 11/15/2031	$540	$555,575
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2029-12/01/2032	1,860	1,975,458
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015-D 5.00%, 11/15/2023-11/15/2031	5,240	5,496,212
Series 2021-F 5.00%, 01/01/2031	1,000	1,055,853
Territory of Guam (Territory of Guam Hotel Occupancy Tax) Series 2021-A 5.00%, 11/01/2027-11/01/2030	1,625	1,707,770

		19,615,161

Illinois – 2.7%
Chicago Board of Education Series 2017-F 5.00%, 12/01/2024	6,000	6,180,560
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2022-09/01/2034	900	938,793
Metropolitan Pier & Exposition Authority Series 2017-B 5.00%, 12/15/2026	3,250	3,447,200
State of Illinois Series 2013 5.00%, 07/01/2022	405	405,000
Series 2016 5.00%, 11/01/2024	1,200	1,255,617
Series 2017-D 5.00%, 11/01/2023-11/01/2024	13,465	13,936,537
Series 2021-A 5.00%, 03/01/2026	880	935,512
Village of Bolingbrook IL Sales Tax Revenue Series 2005 6.00%, 01/01/2026	4,450	4,132,607

		31,231,826

Kentucky – 0.4%
City of Ashland KY (Ashland Hospital Corp. Obligated Group) Series 2019 5.00%, 02/01/2026-02/01/2031	850	914,301
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017-A 5.00%, 06/01/2029	3,500	3,716,827

		4,631,128

	Principal Amount (000)	U.S. $ Value

Louisiana – 0.1%
Parish of St. James LA (NuStar Logistics LP) Series 2020 5.85%, 08/01/2041(c)	$185	$193,208
6.10%, 06/01/2038-12/01/2040(c)	625	690,438

		883,646

Michigan – 0.2%
City of Detroit MI Series 2018 5.00%, 04/01/2031	1,745	1,842,016

Missouri – 0.0%
Howard Bend Levee District XLCA INS Series 2005 5.75%, 03/01/2025-03/01/2027	325	334,578

Nevada – 0.1%
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.50%, 06/15/2024(c)	295	285,298
2.75%, 06/15/2028(c)	525	470,280

		755,578

New Jersey – 1.8%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027-06/15/2029	8,070	8,655,012
Series 2018-A 5.00%, 06/15/2028-06/15/2029	4,000	4,294,599
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2019-B 5.00%, 06/15/2030	3,225	3,472,931
Tobacco Settlement Financing Corp./NJ Series 2018-A 5.00%, 06/01/2023-06/01/2028	4,000	4,209,957

		20,632,499

New York – 1.2%
Metropolitan Transportation Authority Series 2016-A 5.00%, 11/15/2026	2,065	2,211,411
Series 2017-C 5.00%, 11/15/2026	2,960	3,169,868
Series 2020-E 5.00%, 11/15/2027-11/15/2028	7,250	7,810,117
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 4.00%, 01/01/2036	1,000	928,666

	Principal Amount (000)	U.S. $ Value

New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 5.00%, 07/01/2046	$220	$224,819

		14,344,881

Ohio – 0.1%
Buckeye Tobacco Settlement Financing Authority Series 2020-A 5.00%, 06/01/2036	1,175	1,255,198

Pennsylvania – 0.4%
Allentown Neighborhood Improvement Zone Development Authority Series 2018 5.00%, 05/01/2028-05/01/2033(c)	2,250	2,299,746
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2022-07/01/2024	2,815	2,888,337

		5,188,083

Puerto Rico – 0.6%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024-07/01/2033	2,480	1,675,339
4.00%, 07/01/2033	500	458,116
5.25%, 07/01/2023	350	356,332
5.375%, 07/01/2025	655	680,076
5.625%, 07/01/2027-07/01/2029	1,740	1,858,196
5.75%, 07/01/2031	220	240,254
Puerto Rico Highway & Transportation Authority AGC Series 2005-L 5.25%, 07/01/2041	740	745,493
AGC Series 2007-C 5.50%, 07/01/2031	150	155,980
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2024	982	913,021

		7,082,807

South Carolina – 0.4%
Patriots Energy Group Financing Agency (Royal Bank of Canada) Series 2018-A 4.00%, 10/01/2048	5,000	5,091,507

Texas – 0.4%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(c)	3,205	3,257,198

	Principal Amount (000)	U.S. $ Value

Texas Municipal Gas Acquisition & Supply Corp. I (Bank of America Corp.) Series 2008-D 6.25%, 12/15/2026	$1,190	$1,272,814

		4,530,012

Washington – 0.1%
Washington Health Care Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2031	825	876,935

Wisconsin – 0.8%
UMA Education, Inc. Series 2019 5.00%, 10/01/2022-10/01/2029(c)	3,695	3,823,090
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-A 5.00%, 01/01/2024	5,335	5,468,044

		9,291,134

Total Long-Term Municipal Bonds (cost $1,109,822,622)		1,062,150,420

Short-Term Municipal Notes – 2.4%
California – 2.4%
Abag Finance Authority for Nonprofit Corps. (Sharp Healthcare Obligated Group) Series 2009-C 0.75%, 08/01/2035(h)	5,950	5,950,000
Series 2009-D 0.75%, 08/01/2035(h)	7,770	7,770,000
California State Public Works Board (California State Public Works Board Lease) Series 2022-A 5.00%, 08/01/2022	5,250	5,264,299
City of Los Angeles CA Series 2022 4.00%, 06/29/2023(b)	9,240	9,418,019

Total Short-Term Municipal Notes (cost $28,372,163)		28,402,318

Total Municipal Obligations (cost $1,138,194,785)		1,090,552,738

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.1%
Agency CMBS – 1.1%
California Housing Finance Agency Series 2021-2, Class A 3.75%, 03/25/2035	7,936	7,941,823
Series 2021-3, Class X 0.764%, 08/20/2036(i)	3,370	214,563
Federal Home Loan Mortgage Corp. Series 2021-ML10, Class AUS 2.032%, 01/25/2038	4,950	4,087,319

Total Commercial Mortgage-Backed Securities (cost $14,759,900)		12,243,705

	Principal Amount (000)	U.S. $ Value

GOVERNMENTS - TREASURIES – 0.2%
United States – 0.2%
U.S. Treasury Notes 2.625%, 02/15/2029(j) (cost $2,439,788)	$2,346	$2,288,083

CORPORATES - INVESTMENT GRADE – 0.2%
Industrial – 0.2%
Consumer Cyclical - Automotive – 0.2%
General Motors Financial Co., Inc. 2.061%, (SOFR + 1.30%), 04/07/2025(a) (cost $2,000,000)	2,000	1,949,040

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.1%
Risk Share Floating Rate – 0.1%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN2, Class M2 5.874% (LIBOR 1 Month + 4.25%), 11/25/2023(a)	93	93,920
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C03, Class 2M2 4.524% (LIBOR 1 Month + 2.90%), 07/25/2024(a)	80	79,915
Series 2014-C04, Class 1M2 6.524% (LIBOR 1 Month + 4.90%), 11/25/2024(a)	60	61,520
Series 2015-C02, Class 1M2 5.624% (LIBOR 1 Month + 4.00%), 05/25/2025(a)	38	38,532
Series 2015-C03, Class 1M2 6.624% (LIBOR 1 Month + 5.00%), 07/25/2025(a)	38	38,158
Series 2016-C01, Class 1M2 8.374% (LIBOR 1 Month + 6.75%), 08/25/2028(a)	126	132,233
Series 2016-C02, Class 1M2 7.624% (LIBOR 1 Month + 6.00%), 09/25/2028(a)	64	66,405
Series 2016-C03, Class 1M2 6.924% (LIBOR 1 Month + 5.30%), 10/25/2028(a)	105	108,357
Series 2017-C03, Class 1M2 4.624% (LIBOR 1 Month + 3.00%), 10/25/2029(a)	177	178,956
Series 2017-C05, Class 1M2 3.824% (LIBOR 1 Month + 2.20%), 01/25/2030(a)	185	185,916
Series 2017-C06, Class 2M2 4.424% (LIBOR 1 Month + 2.80%), 02/25/2030(a)	141	141,793

Total Collateralized Mortgage Obligations (cost $1,067,926)		1,125,705

Total Investments – 95.5% (cost $1,158,462,399)(k)		1,108,159,271
Other assets less liabilities – 4.5%		52,370,062

Net Assets – 100.0%		$1,160,529,333

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 38, 5 Year Index, 06/20/2027*	(5.00)%	Quarterly	5.76%	USD	7,781	$216,073	$(356,595)	$572,668

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	5,605	01/15/2025	2.565%	CPI#	Maturity	$511,602	$—	$511,602
USD	3,100	01/15/2025	4.028%	CPI#	Maturity	97,144	—	97,144
USD	2,803	01/15/2025	2.613%	CPI#	Maturity	250,502	—	250,502
USD	2,802	01/15/2025	2.585%	CPI#	Maturity	253,507	—	253,507
USD	12,110	01/15/2026	CPI#	3.720%	Maturity	(371,955)	—	(371,955)
USD	8,400	01/15/2027	CPI#	3.320%	Maturity	(346,974)	—	(346,974)
USD	8,200	01/15/2027	CPI#	3.466%	Maturity	(263,845)	(10,144)	(253,701)
USD	6,420	01/15/2027	CPI#	3.323%	Maturity	(263,987)	—	(263,987)
USD	21,750	01/15/2028	1.230%	CPI#	Maturity	3,810,128	—	3,810,128
USD	15,980	01/15/2028	0.735%	CPI#	Maturity	3,381,067	—	3,381,067
USD	21,800	01/15/2029	CPI#	3.290%	Maturity	(456,487)	—	(456,487)
USD	8,210	01/15/2029	CPI#	3.735%	Maturity	139,078	—	139,078
USD	4,115	01/15/2030	1.572%	CPI#	Maturity	667,354	—	667,354
USD	4,115	01/15/2030	1.587%	CPI#	Maturity	661,577	—	661,577
USD	4,900	01/15/2031	2.782%	CPI#	Maturity	275,298	—	275,298
USD	4,500	01/15/2031	2.680%	CPI#	Maturity	299,042	—	299,042
USD	3,950	01/15/2031	2.989%	CPI#	Maturity	138,676	—	138,676
USD	4,300	01/15/2032	CPI#	3.064%	Maturity	(96,876)	—	(96,876)
USD	4,180	04/15/2032	CPI#	2.909%	Maturity	(152,702)	—	(152,702)

						$8,532,149	$(10,144)	$8,542,293

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	21,500	01/15/2028	1.092%	3 Month LIBOR	Semi-Annual/ Quarterly	$2,069,967	$—	$2,069,967
USD	13,000	01/15/2029	1.363%	3 Month LIBOR	Semi-Annual/ Quarterly	1,235,308	(9,158)	1,244,466
USD	11,000	01/15/2031	1.241%	3 Month LIBOR	Semi-Annual/ Quarterly	1,455,260	—	1,455,260
USD	10,000	01/15/2031	1.240%	3 Month LIBOR	Semi-Annual/ Quarterly	1,323,764	—	1,323,764
USD	34,000	04/15/2032	2.525%	1 Day SOFR	Annual	662,507	—	662,507
USD	8,000	04/15/2032	1.280%	1 Day SOFR	Annual	1,011,070	—	1,011,070
USD	7,850	02/15/2036	1 Day SOFR	1.709%	Annual	(959,588)	—	(959,588)
USD	5,000	02/15/2036	1 Day SOFR	1.668%	Annual	(635,223)	—	(635,223)

						$6,163,065	$(9,158)	$6,172,223

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	109	$(24,128)	$(9,917)	$(14,211)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,257	(278,965)	(150,601)	(128,364)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1	(200)	(103)	(97)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	59	(13,161)	(5,459)	(7,702)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	741	(164,507)	(68,320)	(96,187)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,116	(247,658)	(100,211)	(147,447)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	966	(214,557)	(84,267)	(130,290)

						$(943,176)	$(418,878)	$(524,298)

*	Termination date

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	12,395	10/09/2029	1.125%	SIFMA*	Quarterly	$1,095,032	$—	$1,095,032

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2022.
(b)	When-Issued or delayed delivery security.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2022, the aggregate market value of these securities amounted to $86,969,878 or 7.5% of net assets.

(d)	Non-income producing security.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Fair valued by the Adviser.
(g)	Defaulted matured security.
(h)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(i)	IO - Interest Only.
(j)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(k)

As of June 30, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $24,132,739 and gross unrealized depreciation of investments was $(58,577,949), resulting in net unrealized depreciation of $(34,445,210).

As of June 30, 2022, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.1% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CMBS – Commercial Mortgage-Backed Securities

COP – Certificate of Participation

CPI – Consumer Price Index

DOT – Department of Transportation

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

MUNIPSA – Municipal Swap Index

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

XLCA – XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

California Municipal Portfolio

June 30, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2022:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$—	$1,062,150,420	$0	(a)	$1,062,150,420
Short-Term Municipal Notes	—	28,402,318	—		28,402,318
Commercial Mortgage-Backed Securities	—	12,243,705	—		12,243,705
Governments - Treasuries	—	2,288,083	—		2,288,083
Corporates - Investment Grade	—	1,949,040	—		1,949,040
Collateralized Mortgage Obligations	—	1,125,705	—		1,125,705

Total Investments in Securities	—	1,108,159,271	0	(a)	1,108,159,271
Other Financial Instruments(b):
Assets:
Centrally Cleared Credit Default Swaps	—	216,073	—		216,073
Centrally Cleared Inflation (CPI) Swaps	—	10,484,975	—		10,484,975
Centrally Cleared Interest Rate Swaps	—	7,757,876	—		7,757,876
Interest Rate Swaps	—	1,095,032	—		1,095,032
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(1,952,826)	—		(1,952,826)
Centrally Cleared Interest Rate Swaps	—	(1,594,811)	—		(1,594,811)
Credit Default Swaps	—	(943,176)	—		(943,176)

Total	$—	$1,123,222,414	$0	(a)	$1,123,222,414

(a)	The Portfolio held securities with zero market value at period end.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.